Financial income and financial expense	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Financial income and financial expense	Financial income and financial expense
Financial income

in CHF thousands	2025	2024	2023
Interest income on financial assets held at amortized costs	1,522	3,384	4,279
Net foreign exchange gain	—	3,830	—
Total year ended December 31	1,522	7,214	4,279
Financial expense

in CHF thousands	2025	2024	2023
Net foreign exchange loss	(5,013)	—	(5,106)
Negative interest on financial assets held at amortized costs	—	(1)	—
Interest expense on leases	(18)	(24)	(34)
Other financial expenses	(15)	(13)	(15)
Total year ended December 31	(5,047)	(38)	(5,155)